Post-employment benefits	3 Months Ended
Jan. 31, 2024
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Post-employment benefits
Note 10. Post-employment benefits
The following tables provide details on the post-employment benefit expense recognized in the interim consolidated statement of income and on the remeasurements recognized in the interim consolidated statement of comprehensive income:
Defined benefit plan expense

$ millions, for the three months ended	2024 Jan. 31	2023 Oct. 31	2023 Jan. 31	2024 Jan. 31	2023 Oct. 31	2023 Jan. 31
		Pension plans		Other post-employment plans
Current service cost	$48	$53	$53	$1	$1	$1
Past service cost	–	(69)	–	–	–	–
Net interest (income) expense	(16)	(20)	(21)	6	6	6
Special termination benefits	–	2	–	–	–	–
Plan administration costs	2	2	2	–	–	–
Net defined benefit plan expense (income) recognized in net income	$34	$(32)	$34	$7	$7	$7

Defined contribution plan expense

$ millions, for the three months ended	2024 Jan. 31	2023 Oct. 31	2023 Jan. 31
Defined contribution pension plans	$22	$16	$19
Government pension plans (1)	43	45	48
Total defined contribution plan expense	$65	$61	$67
(1)	Includes Canada Pension Plan, Quebec Pension Plan, and U.S. Federal Insurance Contributions Act.
Remeasurement of employee defined benefit plans
(1)

$ millions, for the three months ended	2024 Jan. 31	2023 Oct. 31	2023 Jan. 31	2024 Jan. 31	2023 Oct. 31	2023 Jan. 31
		Pension plans		Other post-employment plans
Net actuarial gains (losses) on defined benefit obligations	$(699)	$447	$(448)	$(35)	$26	$(23)
Net actuarial gains (losses) on plan assets	626	(606)	342	–	–	–
Changes in asset ceiling excluding interest income	(1)	2	(1)	–	–	–
Net remeasurement gains (losses) recognized in OCI	$(74)	$(157)	$(107)	$(35)	$26	$(23)
(1)
The Canadian post-employment defined benefit plans are remeasured on a quarterly basis for changes in the discount rate and for actual asset returns. All other Canadian plans’ actuarial assumptions and foreign plans’ actuarial assumptions are updated at least annually.